REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wages, salaries and similar	€ 4,747	€ 2,546	€ 6,248	€ 4,483	€ 4,308
LTIP provision	1,004	439
Social security contributions payable by the Group	692		425	280	417
Total	€ 6,443	€ 2,985	7,080	5,157	5,102
Other social contributions			€ 407	€ 394	€ 377